Goodwill - Significant Assumption Used to Calculate Recoverable Amount (Details) - Goodwill	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Growth Rate	0.00%
Minimum
Disclosure of detailed information about intangible assets [line items]
Growth Rate		1.30%	1.50%
Maximum
Disclosure of detailed information about intangible assets [line items]
Growth Rate		2.80%	3.20%
Post-tax
Disclosure of detailed information about intangible assets [line items]
Discount Rate	7.00%
Post-tax | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount Rate		6.10%	5.60%
Post-tax | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount Rate		11.80%	14.40%
Pre-tax | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount Rate		8.80%	8.00%
Pre-tax | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount Rate		15.50%	18.00%